Average Annual Total Returns - Class Z Shares - Voya Index Solution Income Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	S&P Target Date Retirement Income Index 1 Yr		S&P Target Date Retirement Income Index 5 Yrs		S&P Target Date Retirement Income Index 10 Yrs		S&P Target Date Retirement Income Index Since Inception
Total	11.48%	7.23%	6.12%		May 01, 2015	8.81%	[1]	6.50%	[1]	5.47%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.